Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — 57.1%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.345%	9/15/34	$2,500,000	$2,419,166 (b)(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.650%	7/20/46	58,545	50,210 (c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.140%	10/15/38	670,000	669,999 (b)(c)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.498%	12/15/36	1,000,000	929,375 (b)(c)
BANK, 2021-BN32 XA, IO	0.869%	4/15/54	6,032,675	178,653 (c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.190%	4/15/54	16,586,374	733,544 (c)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.790%	11/15/41	1,170,000	1,175,373 (b)(c)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.539%	6/15/41	1,420,000	1,423,782 (b)(c)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.587%	8/15/41	920,000	933,387 (b)(c)
BRAVO Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	753,044	759,243 (b)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.796%	4/15/34	1,500,000	1,444,058 (b)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	1,020,000	1,018,394 (b)(c)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.840%	4/15/40	1,297,831	1,302,182 (b)(c)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.407%	10/15/36	1,070,000	1,065,603 (b)(c)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.040%	6/15/41	1,200,000	1,204,244 (b)(c)
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	5.364%	8/15/36	2,207,000	2,020,973 (b)(c)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,140,000	1,149,383 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	75,321,666	718,712 (b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	1,700,000	1,215,381 (b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	100,943	106,846
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.205%	8/15/48	460,000	395,980 (c)
CSMC Trust, 2017-RPL3 B3	4.408%	8/1/57	1,163,930	1,141,271 (b)(c)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	591,625	605,916 (b)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	7.964%	7/15/38	1,264,914	1,267,818 (b)(c)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.750%	10/15/42	900,000	906,186 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,400,000	81,164 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.756%	4/25/30	1,210,521	72,829 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.417%	6/25/30	1,278,422	66,654 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.517%	7/25/30	1,074,965	58,584 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.606%	8/25/31	11,366,444	288,420 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.407%	2/25/32	34,151,648	617,974 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	17,054,805	296,928 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.451%	4/25/55	66,169,351	1,346,877 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	25,446,357	436,377 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.421%	4/25/33	21,035,776	419,611 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K162 X1, IO	0.570%	12/25/33	$25,676,923	$725,943 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.857%	3/25/28	6,088,054	62,706 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.635%	1/25/34	39,625,615	1,139,213 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.623%	5/25/35	4,290,585	467,114 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.576%	2/25/36	14,846,749	507,775 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	14,658,784	383,673 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	28,747	28,905
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 30 Day Average SOFR + 6.886%)	2.513%	12/15/37	157,806	16,920 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	54,120	350
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	997,603	75,584
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,143,921	355,961
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	608,034	33,822
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,046,601	73,863
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	635,714	27,238
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,548,791	2,981,965
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,039	2,144,731
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.713%	7/15/48	923,674	121,906 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	277,063	246,325
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.563%	5/15/49	1,264,916	149,807 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.579%	10/25/49	2,503,251	349,437 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,502,058	2,619,941
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.579%	3/25/50	1,311,919	161,264 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	897,189	204,202
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4981 YI, IO	4.500%	6/25/50	4,854,436	1,138,195
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,776,086	2,325,161
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	1,898,168	281,875
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	9,769,984	1,478,425
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	119,409	16,451
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	4,509,478	554,082
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5056 PI, IO, PAC	2.500%	12/25/50	2,650,650	358,038
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	1,876,179	275,277
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	1,047,943	181,670
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,079,108	578,437
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	4,774,201	502,572
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	15,475,683	2,571,077
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	6,754,733	820,312
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	$1,996,240	$251,066
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	6,918,524	960,999
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	6,406,368	905,873
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	6,944,098	1,027,764
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	862,070	131,946
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,689,235	661,650
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,303,728
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,084,533
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	2,974,275	611,349
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	4,108,177	545,549
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,502,191	193,391
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,124,513
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	2,524,857	495,429
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	1,159,880	221,735
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	397,596	398,747 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	359,226	361,119 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	5,517,168	998,362
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.071%	11/25/49	1,240,000	1,376,854 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.356%	12/25/41	2,240,000	2,359,422 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.706%	1/25/45	920,000	917,724 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,379,358	658,674 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.470%	9/25/55	7,087,731	830,284 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	741,878	683,088 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	44,780,057	179,299 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.962%	2/15/38	155,969	8,232 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.116%	9/25/47	1,787,305	1,528,451 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.221%	5/25/43	2,039,977	2,446,204 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.821%	1/25/48	2,810,000	3,351,959 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.971%	9/25/49	860,000	968,531 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.356%	10/25/41	1,190,000	1,235,827 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.356%	1/25/44	1,000,000	1,047,450 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.306%	2/25/45	600,000	602,392 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.161%	6/25/29	$10,719,562	$309,648 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.892%	1/25/29	5,935,604	258,604 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.536%	4/25/32	39,543,475	704,329 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.704%	1/25/37	4,969,259	405,548 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.313%	12/25/32	17,046,465	830,933 (c)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	31,549	4,421
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.600%	8/25/39	177,172	179,081 (c)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	456,135	465,968
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	162,191	21,331
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 30 Day Average SOFR + 6.446%)	2.089%	8/25/40	435,649	36,880 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	104,876	108,746
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.061%	1/25/38	166,322	209,184 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	15,816	16,228
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	117,908	128,087
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	2.129%	7/25/42	762,501	104,494 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	330,980	5,354
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	114,180	121,227
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	845,216	872,983
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.941%	8/25/44	447,283	26,607 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.745%	8/25/44	793,893	52,328 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.748%	8/25/44	697,959	48,493 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	3,629,541	452,971
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,357,726	672,716
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,175,902	1,096,853
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,459,603	1,775,651
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.587%	7/25/49	2,808,243	368,242 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.579%	8/25/49	1,524,137	182,978 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.579%	8/25/49	1,597,394	177,851 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.529%	10/25/49	1,479,050	172,417 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.529%	10/25/49	3,190,593	405,192 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,221,675	750,142
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,439,694	170,908
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,361,617	88,968
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	134,148	23,118
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,703,800	272,615
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	904,883	143,342
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	4,853,491	709,994
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	633,071	96,806
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	832,412	110,250
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	7,268,826	1,020,875
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	$4,858,387	$698,374
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,142,412	444,796
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	7,816,675	1,111,064
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	692,265	99,031
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,694,507	835,610
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	957,071	144,158
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	737,789	96,563
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	10,793,794	1,896,673
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	1,785,301	265,877
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,938,173	5,181,388
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	695,359	666,548
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	9,588,852	1,296,799
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	353,564	43,508
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	28,361	3,616
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	39,425	6,440
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	29,497	4,571
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,096,358	183,671
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	14,680	2,250
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,150,018	366,520
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	5,074,662	878,924
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,488,747	275,318
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	3,937,150	884,947
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.939%	10/16/34	220,872	3,284 (c)
Government National Mortgage Association (GNMA), 2007-45 QB, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.350%	7/20/37	260,484	16,036 (c)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	5.400%	11/20/59	50,409	50,876 (c)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.839%	11/16/34	432,415	1,811 (c)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. Term SOFR + 5.886%)	1.739%	5/16/40	172,454	9,604 (c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.109%	2/20/60	189,918	190,473 (c)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	22	0 (e)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,286,983	23 (c)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. Term SOFR + 6.536%)	2.400%	2/20/41	139,241	10,586 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	7,007,380	142,621 (c)
Government National Mortgage Association (GNMA), 2013-82 TI, IO, PAC	3.500%	5/20/43	5,351,501	677,146
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	1,197,524	31,221
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.980%	9/16/51	1,614,010	26,789 (c)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	700,859	146,466
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	916,833	21,117 (c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.950%	8/20/44	407,751	49,523 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	$616,605	$104,004
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,526,738	300,781
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.800%	4/20/46	1,326,029	154,734 (c)
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,930,307
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.590%	10/16/58	7,026,267	225,376 (c)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	2,742,818	567,257
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.498%	7/16/58	324,565	7,744 (c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,351,790	51,733 (c)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.950%	10/20/48	1,763,225	212,353 (c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	769,930	737,893
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	560,614	510,935
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,465,616	476,476
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,699,831	517,782 (c)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.900%	7/20/47	716,567	100,692 (c)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.819%	4/16/62	6,386,276	379,292 (c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	401,374	69,946
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	170,844	32,105
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	936,525	173,669
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,054,701	199,194
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.169%	4/16/62	11,515,646	935,705 (c)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.836%	5/16/60	4,399,064	249,087 (c)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,555,280	843,299
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,001,219	287,399
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	3,803,060	560,578
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	127,778	18,980
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,461,292	781,951
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	196,955	29,091
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	979,105	110,470
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,567,148	613,273
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	5.066%	1/20/70	613,802	613,376 (c)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.920%	4/1/70	6,576,119	282,118 (c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	4.966%	7/20/70	47,572	47,156 (c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	4.916%	7/20/70	669,906	660,886 (c)
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,263,135	745,606
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	639,841	637,816
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,108,586	823,816
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,832,020	2,198,367
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	962,175	960,518
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,506,698	276,718 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.877%	10/16/62	4,493,173	286,041 (c)
Government National Mortgage Association (GNMA), 2021-97 TI, IO, PAC	3.000%	8/20/50	9,488,825	1,291,627
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	$2,544,672	$435,305
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	6,881,249	1,227,358
Government National Mortgage Association (GNMA), 2021-139 IE, IO	3.500%	8/20/51	2,756,707	524,625
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,203,834	658,709
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	6,629,199	983,423
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,421,231	658,296
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.915%	11/16/63	2,238,759	156,360 (c)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,728,370	684,931
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,286,087	612,347
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,930,402	798,615 (c)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	423,476 (c)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,095,017
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,487,512
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,830,509	4,127,099
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,866,012	2,166,522
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.610%	6/16/64	1,976,560	106,531 (c)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	7,895,995	333,593 (c)
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,891,623	401,829
Government National Mortgage Association (GNMA), 2024-175 CS, IO (-1.000 x 30 Day Average SOFR + 6.020%)	1.631%	10/20/54	11,797,445	1,178,880 (c)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	1.561%	3/20/55	9,876,243	962,422 (c)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.230%	9/20/55	15,200,000	1,583,953 (c)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	8.069%	10/15/42	1,000,000	997,500 (b)(c)(d)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	2,015,000	2,090,894 (b)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.897%	11/15/32	1,070,000	1,065,590 (b)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	5.215%	10/15/36	360,000	358,560 (b)(c)
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.238%	5/10/52	34,163,541	1,143,771 (c)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.237%	5/12/53	16,863,336	699,151 (c)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.083%	5/25/62	1,432,954	1,223,030 (b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.672%	4/25/36	812,169	701,667 (b)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	393,560
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	2,873,012	2,378,997 (b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.594%	6/13/52	14,333,086	549,254 (c)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	20,516,818	616,169 (b)(c)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.331%	5/25/54	34,208,655	675,592 (b)(c)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,042,405	1,000,177 (b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.482%	4/25/46	213,398	197,793 (c)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.784%	2/19/37	1,100,000	1,095,097 (b)(c)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.677%	11/18/39	1,980,000	1,986,054 (b)(c)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,181,559 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.714%	12/15/38	$2,000,000	$1,855,293 (b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	4.412%	6/25/36	28,218	5,069 (c)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,939,000	1,430,083 (b)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.971%	3/25/50	2,250,000	2,338,124 (b)(c)
Multifamily Trust, 2016-1 B	9.625%	4/25/46	554,579	552,287 (b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,450,000	947,316 (b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	801,350 (b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	332,684	324,073 (b)(c)
New Residential Mortgage Loan Trust, 2017-1A B6	5.343%	2/25/57	902,987	846,675 (b)(c)
New Residential Mortgage Loan Trust, 2024-RTL1 A2	7.101%	3/25/39	1,250,000	1,260,443 (b)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	833,634	842,011 (b)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,000,000	1,006,489 (b)
ONNI Commercial Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,200,000	1,241,868 (b)(c)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,377,328	1,380,701 (b)
Redwood Funding Trust, 2025-3 B	7.749%	12/27/56	900,000	902,273 (b)
RIDE, 2025-SHRE D	6.972%	2/14/47	370,000	378,890 (b)(c)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,142,254 (b)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.501%	1/15/39	1,400,000	1,367,134 (b)(c)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,490,000	1,055,104 (b)(c)
Starwood Retail Property Trust, 2014-STAR C	7.500%	11/15/27	2,324,000	75,530 (b)(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.632%	7/25/46	58,539	50,804 (c)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	400,000	303,911 (b)(c)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,667,157 (b)(c)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	463,888	470,595 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.771%	6/25/33	12,619	12,651 (c)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,297,739
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.620%	4/15/54	12,179,649	717,711 (c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	280,000	290,405

Total Collateralized Mortgage Obligations (Cost — $218,335,566)				205,851,352
Mortgage-Backed Securities — 44.2%
FHLMC — 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 9/1/41	2,088,693	1,876,273
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,092,578	921,328
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	632,596	597,886
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/49- 7/1/53	2,365,423	2,339,942
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/50	147,579	133,166
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	2,665,022	2,675,517
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	4.369%	11/1/47	239,611	245,793 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.104%	2/1/50	362,994	367,095 (c)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.005%	11/1/48	$1,331,752	$1,302,464 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	3,542,297	3,469,146
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	7,484,836	6,858,168
Total FHLMC				20,786,778
FNMA — 29.3%
Federal National Mortgage Association (FNMA)	7.500%	8/1/29- 4/1/32	54,730	55,392
Federal National Mortgage Association (FNMA)	5.000%	10/1/40- 10/1/55	2,200,000	2,223,003 (f)
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	2,388,520	2,059,490
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	5,948,805	5,035,303
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 5/1/43	3,248,139	3,167,063
Federal National Mortgage Association (FNMA)	2.000%	8/1/42- 3/1/51	19,585,120	17,011,139
Federal National Mortgage Association (FNMA)	3.000%	2/1/43- 4/1/43	3,031,891	2,789,131
Federal National Mortgage Association (FNMA)	5.000%	11/1/45	2,856,838	2,922,730
Federal National Mortgage Association (FNMA)	3.500%	12/1/46- 3/1/57	3,450,228	3,210,226
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	3,421,646	3,337,203
Federal National Mortgage Association (FNMA)	5.500%	8/1/54	1,813,884	1,831,740
Federal National Mortgage Association (FNMA)	2.000%	10/1/55	6,600,000	5,321,139 (f)
Federal National Mortgage Association (FNMA)	2.500%	10/1/55	14,400,000	12,134,191 (f)
Federal National Mortgage Association (FNMA)	3.000%	10/1/55	14,400,000	12,650,597 (f)
Federal National Mortgage Association (FNMA)	3.500%	10/1/55	8,500,000	7,766,923 (f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/55	9,000,000	8,483,371 (f)
Federal National Mortgage Association (FNMA)	4.500%	10/1/55	8,500,000	8,245,784 (f)
Federal National Mortgage Association (FNMA)	5.500%	10/1/55	7,500,000	7,562,957 (f)
Federal National Mortgage Association (FNMA)	6.000%	10/1/55	(0)	(0) (f)
Total FNMA				105,807,382
GNMA — 9.1%
Government National Mortgage Association (GNMA)	7.500%	4/15/29- 9/15/31	27,996	28,223
Government National Mortgage Association (GNMA)	5.000%	4/15/40- 5/15/40	292,297	299,130
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	471,343	430,293
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,662,701	1,555,397
Government National Mortgage Association (GNMA)	4.000%	3/15/50	50,744	48,191
Government National Mortgage Association (GNMA)	5.500%	10/20/55	(2,900,000)	(2,922,036) (f)
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	4,131,842	3,895,813
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 2/20/50	$3,513,955	$3,241,071
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 7/20/50	685,019	661,718
Government National Mortgage Association (GNMA) II	5.500%	12/20/48- 5/20/49	709,562	728,482
Government National Mortgage Association (GNMA) II	5.000%	9/20/49- 1/20/53	921,709	930,390
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	5,992,623	5,314,657
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	531,457	453,913
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	1,187,276	957,099
Government National Mortgage Association (GNMA) II	4.500%	10/20/55	7,800,000	7,565,331 (f)
Government National Mortgage Association (GNMA) II	5.000%	10/20/55	6,200,000	6,168,092 (f)
Government National Mortgage Association (GNMA) II	5.500%	10/20/55	2,900,000	2,922,036 (f)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.771%)	6.227%	6/20/60	597,286	607,224 (c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.243%)	5.223%	8/20/58	864	871 (c)
Total GNMA				32,885,895

Total Mortgage-Backed Securities (Cost — $164,477,357)				159,480,055
			Face Amount/ Units
Asset-Backed Securities — 15.3%
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.818%	1/15/37	$750,000	753,016 (b)(c)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	1,772,442	1,732,201 (b)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,230,000	1,268,062 (b)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.075%	1/20/38	790,000	800,183 (b)(c)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	7.956%	12/26/31	695,208	703,503 (b)(c)
Bayview Opportunity Master Fund LLC, 2024-EDU1 D (30 Day Average SOFR + 2.750%)	7.106%	6/25/47	1,370,658	1,398,446 (b)(c)
Blue Stream Issuer LLC, 2024-1A C	8.710%	11/20/54	1,500,000	1,588,794 (b)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,181,250	1,191,204 (b)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	79,562	79,087 (b)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,419,820	1,358,140 (b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	152,175	154,063 (c)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	427,199	395,066 (b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	933,168	867,872 (b)
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	1,000,000	1,015,490 (b)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,772,704	1,389,957 (b)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	534,468	391,979 (b)
Goodgreen Trust, 2022-1A C	7.010%	10/15/56	217,798	214,804 (b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	524,310 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Hardee’s Funding LLC, 2020-1A A2	3.981%	12/20/50	$1,905,000	$1,839,228 (b)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	590,000	588,245 (b)(c)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,852,121 (b)
Huntington Bank Auto Credit-Linked Notes, 2024-2 D (30 Day Average SOFR + 4.000%)	8.389%	10/20/32	1,141,874	1,154,698 (b)(c)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.889%	3/21/33	905,352	909,593 (b)(c)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,603,406	1,423,386 (b)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	908,606	864,621 (b)
MACH Cayman Ltd., 2019-1 A	3.474%	10/15/39	167,210	165,289 (b)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.218%	1/25/37	800,000	791,469 (b)(c)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	982,279	922,881 (b)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	784,999	799,703 (b)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	900,000	909,066 (b)(c)
Pear LLC, 2021-1 A	2.600%	1/15/34	265,369	264,088 (b)
Pear LLC, 2024-1 A	6.950%	2/15/36	639,699	646,665 (b)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	959,654 (b)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.772%	3/25/37	1,027,465	869,048 (c)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,355,175	1,347,060 (b)
Renew Financial, 2024-1A M	7.506%	11/20/59	1,198,780	1,225,268 (b)
Renew Financial, 2024-2A B	8.223%	11/20/60	929,630	936,055 (b)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,914,725 (b)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,379,000	1,407,551 (b)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	634,396	651,667 (b)
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	1,256,331	1,278,934 (b)
SMB Private Education Loan Trust, 2015-C R	13.900%	9/18/46	2,751	722,119 (b)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,852,628 (b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	2,263,423	1,997,709 (b)
SoFi Professional Loan Program LLC, 2017-F R1	27.152%	1/25/41	25,000	206,263 (b)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,824,240 (b)
Stonepeak, 2021-1A B	3.821%	2/28/33	977,321	948,848 (b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.492%	2/25/36	1,349,013	24,326 (b)(c)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	1,926,770	1,946,984 (b)
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	648,360	583,844 (b)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	1,093,089	1,075,171 (b)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	7.779%	4/15/33	1,000,000	1,003,026 (b)(c)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	1,170,000	1,163,851 (b)
Trinitas CLO Ltd., 2022-19A D1R (3 mo. Term SOFR + 2.950%)	7.275%	10/20/33	830,000	833,989 (b)(c)
Wave LLC, 2019-1 A	3.597%	9/15/44	310,368	300,192 (b)

Total Asset-Backed Securities (Cost — $61,057,300)				55,030,382
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 2.3%
Consumer Discretionary — 1.5%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	$650,000	$622,763 (b)
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., Senior Notes	5.125%	5/1/29	900,000	900,000 (b)(d)
Carnival Corp., Senior Notes	6.000%	5/1/29	820,000	832,764 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,114,811 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	846,809 (b)
Total Hotels, Restaurants & Leisure				3,694,384
Specialty Retail — 0.3%
Lithia Motors Inc., Senior Notes	4.375%	1/15/31	1,000,000	950,377 (b)

Total Consumer Discretionary				5,267,524
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,100,000	1,081,522
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	930,000	878,407 (b)

Total Energy				1,959,929
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	690,000	725,792 (b)

Health Care — 0.1%
Health Care Providers & Services — 0.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	270,000	214,898 (b)

Total Corporate Bonds & Notes (Cost — $8,075,608)				8,168,143
			Shares
Preferred Stocks — 1.3%
Financials — 1.3%
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		76,437	1,938,442 (c)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%		61,325	1,416,608 (c)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.583%		52,662	1,257,042 (c)

Total Preferred Stocks (Cost — $4,435,063)				4,612,092
		Maturity Date	Face Amount
Convertible Bonds & Notes — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Two Harbors Investment Corp., Senior Notes (Cost — $1,581,095)	6.250%	1/15/26	$1,600,000	1,600,001
Counterparty	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — 0.0%††
CDS CDX.NA.IG.44.V1, Put @ 55.000bps (Cost — $30,770)	JPMorgan Chase & Co.	10/15/25	18,100,000	$18,100,000	$2,048
Total Investments before Short-Term Investments (Cost — $457,992,759)					434,744,073
		Rate		Shares
Short-Term Investments — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,532,684)		4.101%		2,532,684	2,532,684 (g)(h)
Total Investments — 121.3% (Cost — $460,525,443)					437,276,757
Liabilities in Excess of Other Assets — (21.3)%					(76,808,292)
Total Net Assets — 100.0%					$360,468,465

††	Represents less than 0.1%.
(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Value is less than $1.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Fund held TBA securities with a total cost of $78,492,050.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $2,532,684 and the cost was $2,532,684 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
CDS CDX.NA.IG.44.V1, Put (Premiums received — $9,955)	JPMorgan Chase & Co.	10/15/25	70.000 bps	18,100,000	18,100,000	$(378)‡

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Mortgage Total Return Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	108	12/25	$11,769,108	$11,793,094	$23,986
U.S. Treasury 10-Year Notes	83	12/25	9,314,854	9,337,500	22,646
U.S. Treasury Long-Term Bonds	27	12/25	3,164,953	3,148,031	(16,922)
					29,710
Contracts to Sell:
U.S. Treasury 2-Year Notes	35	12/25	7,288,416	7,293,946	(5,530)
Net unrealized appreciation on open futures contracts					$24,180
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$205,851,352	—	$205,851,352
Mortgage-Backed Securities	—	159,480,055	—	159,480,055
Asset-Backed Securities	—	55,030,382	—	55,030,382
Corporate Bonds & Notes	—	8,168,143	—	8,168,143
Preferred Stocks	$4,612,092	—	—	4,612,092
Convertible Bonds & Notes	—	1,600,001	—	1,600,001
Purchased Options	—	2,048	—	2,048
Total Long-Term Investments	4,612,092	430,131,981	—	434,744,073
Short-Term Investments†	2,532,684	—	—	2,532,684
Total Investments	$7,144,776	$430,131,981	—	$437,276,757
Other Financial Instruments:
Futures Contracts††	$46,632	—	—	$46,632
Total	$7,191,408	$430,131,981	—	$437,323,389
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$378	—	$378
Futures Contracts††	$22,452	—	—	22,452
Total	$22,452	$378	—	$22,830

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

Western Asset Mortgage Total Return Fund 2025 Quarterly Report

effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,543,954	$66,939,935	66,939,935	$66,951,205	66,951,205

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$161,712	—	$2,532,684

Western Asset Mortgage Total Return Fund 2025 Quarterly Report